Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current trade and other receivables
Total trade and other current receivables	$ 5,761	$ 5,574	$ 5,009
Trade receivables - subject to factoring
Current trade and other receivables
Trade receivables	892	724	327
Due within one year
Current trade and other receivables
Trade receivables	3,606	3,033	2,818
Less: Amounts provided for doubtful debts (Note 26)	(21)	(38)	(16)
Net current trade and other receivables	3,585	2,995	2,802
Other receivables	1,083	1,143	793
Prepayments	865	871	971
Accrued income	228	492	177
Total trade and other current receivables	$ 5,761	5,501	4,743
Due after more than one year
Current trade and other receivables
Other receivables			156
Prepayments		73	110
Total trade and other current receivables		$ 73	$ 266